Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)		2 Months Ended	3 Months Ended	5 Months Ended	9 Months Ended
	Sep. 25, 2020	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
Cash equivalents			$ 0	$ 0	$ 0
Offering costs charged to equity	$ 11,906,606
Unrecognized Tax Benefits			0	0	0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued			0	0	0
Interest earned on investments held in Trust Account		$ 164	2,669	4,193	19,898
FDIC Insured Amount			$ 250,000	$ 250,000	250,000
Temporary Equity, Shares Authorized				17,312,211
Payments for underwriting expense					768,391
IPO [Member]
Payment of stock issuance cost					$ 11,138,216
IPO [Member] | Public Warrants [Member]
Number of warrants issued				10,368,601
Private Placement [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount				16,000,000
Private Placement [Member] | Private Placement Warrants [Member]
Number of warrants issued				6,147,440
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount				16,516,041	16,516,041